GOODWILL - Goodwill Allocated To Units (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Total	$ 5,025	$ 4,988
Dealer software and technology services operation
Disclosure of information for cash-generating units [line items]
Total	4,448	4,448
Construction operation
Disclosure of information for cash-generating units [line items]
Total	$ 577	$ 540